Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2024
Accrued Liabilities
Schedule of accrued liabilities

	January 31,	January 31,
	2024	2023
Accrued compensation and benefits	43,075	35,536
Accrued contingent acquisition consideration	35,146	30,949
Accrued professional fees	1,577	1,619
Other accrued liabilities	12,026	12,205
	91,824	80,309